SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	The estimate of the useful life of Topia was determined to be 5.3 years (a decrease from the previous estimate of 7.8 years) as at October 1, 2018.	The estimate of the useful life of the GMC was determined to be 4.3 years (an increase from the previous estimate of 1.3 years) as at October 1, 2017.
Computer Equipment [Member]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 3 years
Fixtures and fittings [member]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 5 years
Office equipment [member]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 5 years
Leasehold Improvements [Member]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over term of the lease
Computer software [member]
Useful lives or depreciation rates, plant, equipment, buildings and furniture and fixtures which do not relate specifically to the mining development and drilling activities	straight line over estimated useful life of 3 years